Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2030 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2030 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2030 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	15.10%	11.09%	[1]	13.64%	9.64%	[1]	9.55%	8.20%	[1]	18.40%	13.87%	[1]	14.37%	10.77%	[1]

[1]	(a)From August 31, 2018